Operating Profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration [abstract]
Audit	£ 28.3	£ 29.1	£ 26.2
Taxation compliance			0.1
Audit related and other assurance services	1.6	1.2	3.0
All other services		0.1	0.5
Total audit-related and non-audit services	1.6	1.3	3.6
Auditors remuneration	29.9	30.4	29.8
Pension schemes [member]
Auditor's remuneration [abstract]
Audit	0.2	0.2	0.3
All other services
GLAXOSMITHKLINE PLC [member]
Auditor's remuneration [abstract]
Audit	13.8	15.6	13.3
Subsidiaries [member]
Auditor's remuneration [abstract]
Audit	£ 14.5	£ 13.5	£ 12.9